Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Group debt	R$ 9,165,747	R$ 8,512,319
Structured financing	3,282,750	1,841,790
Liabilities arising from financing activities	12,448,497	10,354,109
Cash	(5,610,548)	(3,943,307)	R$ (3,553,126)
Securities purchased under agreements to resell	(2,885,843)	(2,760,296)	(646,478)
Certificate deposits (Securities)	(69,224)	(67,985)	R$ (252,877)
Deposits at Central Bank	(4,343,999)	(2,438,896)
Net debt	(461,117)	1,143,625
Equity attributable to owners of parent	20,043,557	19,449,352
Capital Management	R$ 19,582,440	R$ 20,592,977
Gearing ratio percent	(2.35%)	5.55%